Share capital (Details) € / shares in Units, £ / shares in Units, £ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Jul. 31, 2018 shares	Apr. 30, 2018 shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 30, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Share capital
Value of shares | £				£ 46,490,000				£ 49,093,000	£ 49,093,000	£ 49,404,000
Nominal value | £								300		300
Ordinary shares
Share capital
Value of shares | £				£ 12,049,000				£ 11,965,000		£ 11,823,000
Number of shares			12,048,605,000	12,048,605,000	20,000,000	32,000,000		11,964,565,000
Par value per share | £ / shares				£ 1				£ 1
Non-cumulative preference shares of US$0.01
Share capital
Number of shares			10,000	10,000				26,459,000
Par value per share | $ / shares	$ 0.01	$ 0.01
Shares redeemed	26,000,000	46,000,000
Nominal value | £				£ 200				£ 300
Non-cumulative preference shares of 0.01
Share capital
Number of shares								2,044,000
Par value per share | € / shares			€ 0.01				€ 0.01
Shares redeemed	2,000,000
Nominal value | €			€ 20
Non-cumulative preference shares of 1
Share capital
Number of shares								54,000
Par value per share | £ / shares				£ 1				£ 1
Shares redeemed	54,442
Nominal value | £				£ 54
Cumulative preference shares of 1
Share capital
Value of shares | £				£ 1,000				£ 1,000
Number of shares			900,000	900,000				900,000
Par value per share | £ / shares				£ 1				£ 1